Business Segment Information - Reconciliation of Revenue and Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Segments’ total revenue, net of interest expense (FTE basis)	$ 83,854	$ 86,745	$ 88,361
Revenues	82,965	85,894	87,502
Reclassification to net income	15,836	5,520	10,539
Year-end total assets	2,144,287	2,104,539
Operating Segments
Segment Reporting Information [Line Items]
Segments’ total revenue, net of interest expense (FTE basis)	82,193	84,627	82,443
Reclassification to net income	16,979	17,478	14,200
Year-end total assets	1,876,620	1,804,209
ALM activities
Segment Reporting Information [Line Items]
Revenues	(231)	(18)	(646)
Reclassification to net income	(708)	(280)	(934)
Year-end total assets	612,364	569,320
Equity investment income
Segment Reporting Information [Line Items]
Revenues	261	1,130	2,901
Reclassification to net income	162	706	1,828
Year-end total assets	4,297	4,871
Liquidating businesses and other
Segment Reporting Information [Line Items]
Revenues	1,631	1,006	3,663
Reclassification to net income	(597)	(12,384)	(4,555)
Year-end total assets	140,013	169,586
FTE basis adjustment
Segment Reporting Information [Line Items]
Revenues	(889)	(851)	$ (859)
Elimination of segment asset allocations to match liabilities
Segment Reporting Information [Line Items]
Year-end total assets	$ (489,007)	$ (443,447)